COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Aug. 31, 2023
Offsetting Assets [Line Items]
Legal matters liability	$ 103,000
Base term	10 years
Settlement Agreement [Member]
Offsetting Assets [Line Items]
Settlement amount		$ 92,646
Accounts receivable written-off		47,646
Net account receivable		$ 45,000